As Filed Electronically with the Securities and Exchange Commission on September 20, 2011

Securities Act File No. 333-170328

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☒

COLUMBIA FUNDS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

50606 Ameriprise Financial Center

Minneapolis, MN 55474

(Address of Principal Executive Offices) (Zip Code)

(800) 321-7854

(Registrant’s Area Code and Telephone Number)

Scott R. Plummer, Esq.

Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and Address of Agent for Service)

With a copy to:

Brian D. McCabe, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

TITLE OF SECURITIES BEING REGISTERED:

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

There have been no changes to the proxy statement/prospectus or statement of additional information as filed by the Registrant pursuant to Rule 485(b) (File No. 333-170328) with the Commission on December 29, 2010 (0001193125-10-289156).

COLUMBIA FUNDS SERIES TRUST

PART C

OTHER INFORMATION

PART C. OTHER INFORMATION

Item 15.	Indemnification

Article VII of the Registrant’s Second Amended and Restated Declaration of Trust provides for the indemnification of the Registrant’s trustees, officers, employees and other agents. Indemnification of the Registrant’s administrators, distributor, custodian and transfer agents is provided for, respectively, in the Registrant’s:

1.	Administrative Services Agreement with CMIA;

2.	Distribution Agreement with CMID;

3.	Amended and Restated Master Custody Agreement with JPMorgan;

4.	Custody Agreement with State Street; and

5.	Transfer and Dividend Disbursing Agent Agreement with CMIS and CMIA.

THE REGISTRANT HAS ENTERED INTO A CROSS INDEMNIFICATION AGREEMENT WITH THE MASTER TRUST DATED SEPTEMBER 26, 2005. THE MASTER TRUST WILL INDEMNIFY AND HOLD HARMLESS THE TRUST AGAINST ANY LOSSES, CLAIMS, DAMAGES OR LIABILITIES TO WHICH THE TRUST MAY BECOME SUBJECT UNDER THE SECURITIES ACT OF 1933 (THE 1933 ACT), THE INVESTMENT COMPANY ACT OF 1940 (THE 1940 ACT), OR OTHERWISE, INSOFAR AS SUCH LOSSES, CLAIMS, DAMAGES OR LIABILITIES (OR ACTIONS IN RESPECT THEREOF) ARISE OUT OF OR ARE BASED UPON AN UNTRUE STATEMENT OR ALLEGED UNTRUE STATEMENT OF A MATERIAL FACT CONTAINED IN ANY PROSPECTUSES, ANY PRELIMINARY PROSPECTUSES, THE REGISTRATION STATEMENTS, ANY OTHER PROSPECTUSES RELATING TO THE SECURITIES, OR ANY AMENDMENTS OR SUPPLEMENTS TO THE FOREGOING (HEREINAFTER REFERRED TO COLLECTIVELY AS THE “OFFERING DOCUMENTS”), OR ARISE OUT OF OR ARE BASED UPON THE OMISSION OR ALLEGED OMISSION TO STATE THEREIN A MATERIAL FACT REQUIRED TO BE STATED OR NECESSARY TO MAKE THE STATEMENTS THEREIN NOT MISLEADING, IN EACH CASE TO THE EXTENT, BUT ONLY TO THE EXTENT, THAT SUCH UNTRUE STATEMENT OR ALLEGED UNTRUE STATEMENT OR OMISSION OR ALLEGED OMISSION WAS MADE IN THE OFFERING DOCUMENTS IN RELIANCE UPON AND IN CONFORMITY WITH WRITTEN INFORMATION FURNISHED TO THE TRUST BY THE MASTER TRUST EXPRESSLY FOR USE THEREIN; AND WILL REIMBURSE THE TRUST FOR ANY LEGAL OR OTHER EXPENSES REASONABLY INCURRED BY THE TRUST IN CONNECTION WITH INVESTIGATING OR DEFENDING ANY SUCH ACTION OR CLAIM; PROVIDED, HOWEVER, THAT THE MASTER TRUST SHALL NOT BE LIABLE IN ANY SUCH CASE TO THE EXTENT THAT ANY SUCH LOSS, CLAIM, DAMAGE, OR LIABILITY ARISES OUT OF OR IS BASED UPON AN UNTRUE STATEMENT OR ALLEGED UNTRUE STATEMENT OR OMISSION OR ALLEGED OMISSION MADE IN THE OFFERING DOCUMENTS IN RELIANCE UPON AND IN CONFORMITY WITH WRITTEN INFORMATION FURNISHED TO THE MASTER TRUST BY THE TRUST FOR USE IN THE OFFERING DOCUMENTS.

THE TRUST WILL INDEMNIFY AND HOLD HARMLESS THE MASTER TRUST AGAINST ANY LOSSES, CLAIMS, DAMAGES OR LIABILITIES TO WHICH THE MASTER TRUST MAY BECOME SUBJECT UNDER THE 1933 ACT, THE 1940 ACT, OR OTHERWISE, INSOFAR AS SUCH LOSSES, CLAIMS, DAMAGES OR LIABILITIES (OR ACTIONS IN RESPECT THEREOF) ARISE OUT OF OR ARE BASED UPON AN UNTRUE STATEMENT OR ALLEGED UNTRUE STATEMENT OF A MATERIAL FACT CONTAINED IN THE OFFERING DOCUMENTS OR ARISE OUT OF OR ARE BASED UPON THE OMISSION OR ALLEGED OMISSION TO STATE THEREIN A MATERIAL FACT REQUIRED TO BE STATED OR NECESSARY TO MAKE THE STATEMENTS THEREIN NOT MISLEADING, IN EACH CASE TO THE EXTENT, BUT ONLY TO THE EXTENT, THAT SUCH

UNTRUE STATEMENT OR ALLEGED UNTRUE STATEMENT OR OMISSION OR ALLEGED OMISSION WAS MADE IN THE OFFERING DOCUMENTS IN RELIANCE UPON AND IN CONFORMITY WITH WRITTEN INFORMATION FURNISHED TO THE MASTER TRUST BY THE TRUST EXPRESSLY FOR USE THEREIN; AND WILL REIMBURSE THE MASTER TRUST FOR ANY LEGAL OR OTHER EXPENSES REASONABLY INCURRED BY THE MASTER TRUST IN CONNECTION WITH INVESTIGATING OR DEFENDING ANY SUCH ACTION OR CLAIM; PROVIDED, HOWEVER, THAT THE TRUST SHALL NOT BE LIABLE IN ANY SUCH CASE TO THE EXTENT THAT ANY SUCH LOSS, CLAIM, DAMAGE, OR LIABILITY ARISES OUT OF OR IS BASED UPON AN UNTRUE STATEMENT OR ALLEGED UNTRUE STATEMENT OR OMISSION OR ALLEGED OMISSION MADE IN THE OFFERING DOCUMENTS IN RELIANCE UPON AND IN CONFORMITY WITH WRITTEN INFORMATION FURNISHED TO THE TRUST BY THE MASTER TRUST FOR USE IN THE OFFERING DOCUMENTS.

PROMPTLY AFTER RECEIPT BY AN INDEMNIFIED PARTY UNDER SUBSECTION (A) OR (B) ABOVE OF NOTICE OF THE COMMENCEMENT OF ANY ACTION, SUCH INDEMNIFIED PARTY SHALL, IF A CLAIM IN RESPECT THEREOF IS TO BE MADE AGAINST AN INDEMNIFYING PARTY OR PARTIES UNDER SUCH SUBSECTION, NOTIFY THE INDEMNIFYING PARTY OR PARTIES IN WRITING OF THE COMMENCEMENT THEREOF; BUT THE OMISSION TO SO NOTIFY THE INDEMNIFYING PARTY OR PARTIES SHALL NOT RELIEVE IT OR THEM FROM ANY LIABILITY WHICH IT OR THEY MAY HAVE TO ANY INDEMNIFIED PARTY OTHERWISE THAN UNDER SUCH SUBSECTION. IN CASE ANY SUCH ACTION SHALL BE BROUGHT AGAINST ANY INDEMNIFIED PARTY AND IT SHALL NOTIFY THE INDEMNIFYING PARTY OR PARTIES OF THE COMMENCEMENT THEREOF, THE INDEMNIFYING PARTY OR PARTIES SHALL BE ENTITLED TO PARTICIPATE THEREIN AND, TO THE EXTENT THAT EITHER INDEMNIFYING PARTY OR BOTH SHALL WISH, TO ASSUME THE DEFENSE THEREOF, WITH COUNSEL SATISFACTORY TO SUCH INDEMNIFIED PARTY, AND, AFTER NOTICE FROM THE INDEMNIFYING PARTY OR PARTIES TO SUCH INDEMNIFIED PART OF ITS OR THEIR ELECTION SO TO ASSUME THE DEFENSE THEREOF, THE INDEMNIFYING PARTY OR PARTIES SHALL NOT BE LIABLE TO SUCH INDEMNIFIED PARTY UNDER SUCH SUBSECTION FOR ANY LEGAL EXPENSES OF OTHER COUNSEL OR ANY OTHER EXPENSES, IN EACH CASE SUBSEQUENTLY INCURRED BY SUCH INDEMNIFIED PARTY, IN CONNECTION WITH THE DEFENSE THEREOF OTHER THAN REASONABLE COSTS OF INVESTIGATION.

THE REGISTRANT HAS OBTAINED FROM A MAJOR INSURANCE CARRIER A TRUSTEES’ AND OFFICERS’ LIABILITY POLICY COVERING CERTAIN TYPES OF ERRORS AND OMISSIONS. IN NO EVENT WILL THE REGISTRANT INDEMNIFY ANY OF ITS TRUSTEES, OFFICERS, EMPLOYEES, OR AGENTS AGAINST ANY LIABILITY TO WHICH SUCH PERSON WOULD OTHERWISE BE SUBJECT BY REASON OF HIS/HER WILLFUL MISFEASANCE, BAD FAITH, GROSS NEGLIGENCE IN THE PERFORMANCE OF HIS/HER DUTIES, OR BY REASON OF HIS/HER RECKLESS DISREGARD OF THE DUTIES INVOLVED IN THE CONDUCT OF HIS/HER OFFICE OR ARISING UNDER HIS AGREEMENT WITH THE REGISTRANT. THE REGISTRANT WILL COMPLY WITH RULE 484 UNDER THE 1933 ACT AND RELEASE NO. 11330 UNDER THE 1940 ACT, IN CONNECTION WITH ANY INDEMNIFICATION.

INSOFAR AS INDEMNIFICATION FOR LIABILITY ARISING UNDER THE 1933 ACT MAY BE PERMITTED TO TRUSTEES, OFFICERS, AND CONTROLLING PERSONS OF THE REGISTRANT PURSUANT TO THE FOREGOING PROVISIONS, OR OTHERWISE, THE REGISTRANT HAS BEEN ADVISED THAT IN THE OPINION OF THE SECURITIES AND EXCHANGE COMMISSION (SEC) SUCH INDEMNIFICATION IS AGAINST PUBLIC POLICY AS EXPRESSED IN THE 1933 ACT AND IS, THEREFORE, UNENFORCEABLE. IN THE EVENT THAT A CLAIM FOR INDEMNIFICATION AGAINST SUCH LIABILITIES (OTHER THAN THE PAYMENT BY THE REGISTRANT OF EXPENSES INCURRED OR PAID BY A TRUSTEE, OFFICER, OR CONTROLLING PERSON OF THE REGISTRANT IN THE SUCCESSFUL DEFENSE OF ANY ACTION, SUIT, OR PROCEEDING) IS ASSERTED BY SUCH TRUSTEE, OFFICER OR CONTROLLING PERSON IN CONNECTION WITH THE SECURITIES BEING REGISTERED, THE REGISTRANT WILL, UNLESS IN THE OPINION OF ITS COUNSEL THE MATTER HAS BEEN SETTLED BY CONTROLLING PRECEDENT, SUBMIT TO A COURT OF APPROPRIATE JURISDICTION THE QUESTION WHETHER SUCH

INDEMNIFICATION BY IT IS AGAINST PUBLIC POLICY AS EXPRESSED IN THE 1933 ACT AND WILL BE GOVERNED BY THE FINAL ADJUDICATION OF SUCH ISSUE.

Item 16.	Exhibits

All references to the “Registration Statement” in the following list of Exhibits refer to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-89661; 811-09645), unless otherwise noted.

(1)	(a) Certificate of Trust dated October 22, 1999 is incorporated by reference to Post-Effective Amendment (“PEA”) No. 1 to the Registration Statement filed on February 10, 2000.

(1)	(b) Certificate of Amendment of Certificate of Trust dated September 21, 2005 is incorporated by reference to PEA No. 41 to the Registration Statement filed on November 21, 2005.

(1)	(c) Second Amended and Restated Declaration of Trust dated March 2, 2011 is incorporated by reference to PEA No. 90 to the Registration Statement filed on March 30, 2011.

(2)	Not applicable.

(3)	Not applicable.

(4)	Agreement and Plan of Reorganization is filed electronically herewith.

(5)	Articles III and VII of Registrant’s Amended and Restated Declaration of Trust dated March 2, 2011 define the rights of holders of securities being registered.

(6)	(a) Investment Management Services Agreement between Columbia Management Investment Advisers, LLC (“CMIA”) and the Registrant is incorporated by reference to PEA No. 82 to the Registration Statement filed on May 28, 2010.

(6)	(a)(i) Amendment No. 1 to Investment Management Services Agreement between CMIA and the Registrant, dated February 28, 2011 is incorporated by reference to PEA No. 93 to the Registration Statement filed on May 27, 2011.

(6)	(b) Assumption Agreement by CMIA for Columbia Funds Series Trust (“CFST”) on behalf of Columbia LifeGoal Growth Portfolio, Columbia LifeGoal Balanced Growth Portfolio and Columbia LifeGoal Income and Growth Portfolio is incorporated by reference to PEA No. 82 to the Registration Statement filed on May 28, 2010.

(6)	(c) Assumption Agreement by CMIA for CFST on behalf of Corporate Bond Portfolio and Mortgage- and Asset-Backed Portfolio is incorporated by reference to PEA No. 82 to the Registration Statement filed on May 28, 2010.

(6)	(d) Investment Sub-Advisory Agreement among CMIA, Brandes Investment Partners, L.P. (“Brandes”) and the Registrant is incorporated by reference to PEA No. 82 to the Registration Statement filed on May 28, 2010.

(6)	(e) Investment Sub-Advisory Agreement among CMIA, Marsico Capital Management, LLC (“Marsico”) and the Registrant is incorporated by reference to PEA No. 82 to the Registration Statement filed on May 28, 2010.

(6)	(f) Amended and Restated Subadvisory Agreement, dated June 11, 2008 between RiverSource Investments, LLC, now known as CMIA, and Threadneedle International Limited (“Threadneedle”), filed electronically on or about October 29, 2008 as Exhibit (d)(2) to RiverSource Global Series, Inc. PEA No. 57 to Registration Statement No. 33-25824 is incorporated by reference.

(6)	(f)(i) Amendment One to Amended and Restated Subadvisory Agreement, dated July 13, 2009 between CMIA and Threadneedle, filed electronically on or about December 29, 2009 as Exhibit (d)(3) to RiverSource International Series, Inc. PEA No. 52 to Registration Statement No. 2-92309 is incorporated by reference.

(6)	(f)(ii) Amendment Two to Amended and Restated Subadvisory Agreement, dated March 30, 2011, between CMIA and Threadneedle, filed electronically on or about April 29, 2011 as Exhibit (d)(5) to Columbia Funds Variable Series Trust II PEA No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(7)	Distribution Agreement with Columbia Management Investment Distributors, Inc. (“CMID”), the Registrant and Columbia Funds Series Trust II is incorporated by reference to PEA No. 88 to the Registration Statement filed on September 27, 2010.

(8)	Form of Deferred Compensation Plan incorporated by reference to PEA No. 7 to the Registration Statement of

Columbia Funds Series Trust II, File Nos. 333-132211 and 811-21862, filed February 26, 2010.

(9)	(a) Master Custodian Agreement between the Registrant and State Street Bank and Trust Company (“State Street”) dated June 13, 2005, with Appendix A dated May 5, 2008, is incorporated by reference to PEA No. 67 to the Registration Statement filed on June 27, 2008.

(9)	(b) Amendment No. 1 to the Master Custodian Agreement between the Registrant and State Street dated June 1, 2006 is incorporated by reference to PEA No. 45 to the Registration Statement filed on June 14, 2006.

(9)	(c) Second Amended and Restated Master Global Custody Agreement between each of the funds listed on Schedule A thereto and JPMorgan Chase Bank, N.A. (“JPMorgan”), is incorporated by reference to PEA No. 93 to the Registration Statement filed on May 27, 2011.

(10)	(a) Shareholder Servicing and Distribution Plan for Registrant’s Class A Shares with Exhibit I dated April 30, 2008 is incorporated by reference to PEA No. 68 to the Registration Statement filed on July 29, 2008.

(10)	(b) Distribution Plan for certain Fund share classes of the Registrant is incorporated by reference to PEA No. 88 to the Registration Statement filed on September 27, 2010.

(10)	(c) Shareholder Servicing Plan for certain Fund share classes of Registrant is incorporated by reference to PEA No. 88 to the Registration Statement filed on September 27, 2010.

(10)	(d)(i) Shareholder Servicing Plan Implementation Agreement between Registrant and CMID is incorporated by reference to PEA No. 82 to the Registration Statement filed on May 28, 2010.

(10)	(d)(ii) Restated Schedule I to Shareholder Servicing Plan Implementation Agreement, dated September 7, 2010, is incorporated by reference to PEA No. 89 to the Registration Statement filed on December 8, 2010.

(10)	(e) Shareholder Servicing Plan for Registrant’s Class T shares is incorporated by reference to PEA No. 89 to the Registration Statement filed on December 8, 2010.

(10)	(f) Shareholder Servicing Plan Implementation Agreement for Registrant’s Class T shares between the Registrant and CMID is incorporated by reference to PEA No. 89 to the Registration Statement filed on December 8, 2010.

(10)	(g) Amended and Restated Rule 18f-3 Multi-Class Plan is incorporated by reference to PEA No. 94 to the Registration Statement filed on June 28, 2011.

(11)	Opinion and consent of counsel as to the legality of the securities being registered is incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-170328), filed on November 4, 2010.

(12)	Opinion of counsel regarding certain tax matters, filed herewith.

(13)	(a) Administrative Services Agreement between the Registrant and CMIA is incorporated by reference to PEA No. 82 to the Registration Statement filed on May 28, 2010.

(13)	(a)(1) Amendment No. 1 to Administrative Services Agreement between the Registrant and CMIA, dated February 28, 2011, is incorporated by reference to PEA No. 94 to the Registration Statement filed on June 28, 2011.

(13)	(b) Amended and Restated Transfer and Dividend Disbursing Agent Agreement among Columbia Management Investment Services Corp. (“CMIS”), the Registrant and Columbia Funds Master Investment Trust, LLC, dated April 27, 2011, is incorporated by reference to PEA No. 98 to the Registration Statement filed on July 29, 2011.

(13)	(c) Plan Administration Services Agreement among CMIS, the Registrant and Columbia Funds Series Trust I, dated September 7, 2010, relating to Class R4 shares is incorporated by reference to PEA No. 88 to the Registration Statement filed on September 27, 2010.

(13)	(d) Cross Indemnification Agreement between Columbia Funds Master Investment Trust, LLC and the Registrant dated September 26, 2005 is incorporated by reference to PEA No. 45 to the Registration Statement filed on June 14, 2006.

(13)	(e) Amended and Restated Fee Waiver and Expense Cap Agreement between CMIA, CMID, CMIS and the Registrant, dated May 2, 2011, is incorporated by reference to PEA No. 94 to the Registration Statement filed on June 28, 2011.

(13)	(f)(i) Financial Reporting Services Agreement among the Registrant, the other parties listed on Schedule A, CMA and State Street dated December 15, 2006, with Schedule A dated May 5, 2008, is incorporated by reference to PEA No. 67 to the Registration Statement filed on June 27, 2008.

(13)	(f)(ii) Amendment to Financial Reporting Services dated April 30, 2010 with Schedule A dated May 1, 2010 is incorporated by reference to PEA No. 82 to the Registration Statement filed on May 28, 2010.

(13)	(g)(i) Accounting Services Agreement among the Registrant, the other parties listed on Schedule A, CMA and State Street dated December 15, 2006 is incorporated by reference to PEA No. 67 to the Registration Statement filed on June 27, 2008.

(13)	(g)(ii) Amendment to Accounting Services Agreement dated April 30, 2010, with Schedule A dated May 1, 2010, is incorporated by reference to PEA No. 82 to the Registration Statement filed on May 28, 2010.

(13)	(h)(i) Committed Line of Credit Agreement among the Registrant, the other parties listed on Schedule 2, the lending institutions listed on the signature pages and State Street dated October 19, 2006 is incorporated by reference to PEA No. 55 to the Registration Statement filed on December 14, 2007.

(13)	(h)(ii) Notice and Acknowledgement to Committed Line of Credit Agreement regarding conversion of Columbia Funds Master Investment Trust, LLC (formerly, Columbia Funds Master Investment Trust) to a Delaware limited liability company, dated March 30, 2007, to be filed by amendment to the Registration Statement.

(13)	(h)(iii) Amendment Agreement No. 1 and Instrument of Adherence dated October 18, 2007 is incorporated by reference to PEA No. 55 to the Registration Statement filed on December 14, 2007.

(13)	(h)(iv) Amendment Agreement No. 2 dated as of February 28, 2008 is incorporated by reference to PEA No. 63 filed on March 28, 2008.

(13)	(h)(v) Amendment Agreement No. 3 dated as of March 31, 2008 is incorporated by reference to PEA No. 64 to the Registration Statement filed on April 28, 2008.

(13)	(h)(vi) Amendment Agreement No. 4 dated October 16, 2008 is incorporated by reference to PEA No. 70 to the Registration Statement filed on or about December 23, 2008.

(13)	(h)(vii) Amendment No. 5 to Committed Credit Agreement dated June 1, 2009 is incorporated by reference to PEA No. 7 to the Registration Statement of Columbia Funds Series Trust II, File Nos. 333-132211 and 811-21862, filed February 26, 2010.

(13)	(h)(viii) Amendment No. 6 to Committed Credit Agreement dated October 15, 2009 is incorporated by reference to PEA No. 7 to the Registration Statement of Columbia Funds Series Trust II, File Nos. 333-132211 and 811-21862, filed February 26, 2010.

(13)	(h)(ix) Amendment Agreement No. 7 to Committed Credit Agreement, dated as of October 14, 2010, by and among the Registrant, Columbia Funds Series Trust I, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust, Columbia Funds Series Trust II, Columbia Funds Variable Insurance Trust I, each on behalf of its respective series listed on Schedule 2 attached thereto and State Street, individually, as operations and as administrative agent, is incorporated by reference to PEA 90 to the Registration Statement filed on March 30, 2011.

(13)	(i)(i) Uncommitted Line of Credit Agreement among the Registrant, the other parties listed on Appendix 1 and State Street dated September 19, 2005 is incorporated by reference to PEA No. 55 to the Registration Statement filed on December 14, 2007.

(13)	(i)(ii) Amendment No. 1 to the Uncommitted Line of Credit Agreement dated February 15, 2006 is incorporated by reference to PEA No. 55 to the Registration Statement filed on December 14, 2007.

(13)	(i)(iii) Amendment No. 2 to the Uncommitted Line of Credit Agreement dated June 7, 2006 is incorporated by reference to PEA No. 55 to the Registration Statement filed on December 14, 2007.

(13)	(i)(iv) Amendment No. 3 to the Uncommitted Line of Credit Agreement dated September 15, 2006 is incorporated by reference to PEA No. 55 to the Registration Statement filed on December 14, 2007.

(13)	(i)(v) Amendment No. 4 to the Uncommitted Line of Credit Agreement dated October 19, 2006 is incorporated by reference to PEA No. 55 to the Registration Statement filed on December 14, 2007.

(13)	(i)(vi) Amendment No. 5 to the Uncommitted Line of Credit Agreement September 17, 2007 is incorporated by reference to PEA No. 55 to the Registration Statement filed on December 14, 2007.

(13)	(i)(vii) Amendment No. 6 to the Uncommitted Line of Credit Agreement dated October 18, 2007 is incorporated by reference to PEA No. 55 to the Registration Statement filed on December 14, 2007.

(13)	(i)(viii) Notice and Acknowledgement to Uncommitted Line of Credit Agreement regarding conversion of Columbia Funds Master Investment Trust LLC to a Delaware limited liability company dated March 30, 2007, to be filed by amendment to the Registration Statement.

(13)	(i)(ix) Amendment No. 7 to the Uncommitted Line of Credit Agreement dated as of February 28, 2008 is incorporated by reference to PEA No. 63 to the Registration Statement filed on March 28, 2008.

(13)	(i)(x) Amendment No. 8 to the Uncommitted Line of Credit Agreement dated as of March 31, 2008 is incorporated by reference to PEA No. 64 to the Registration Statement filed on April 28, 2008.

(13)	(j)(1) Columbia Funds Family Code of Ethics is incorporated by reference to PEA No. 92 to the Registration Statement filed on April 28, 2011.

(13)	(j)(2) Brandes Code of Ethics is incorporated by reference to PEA No. 94 to the Registration Statement filed on June 28, 2011.

(13)	(j)(3) Marsico Code of Ethics is incorporated by reference to PEA No. 73 to the Registration Statement filed on or about June 26, 2009.

(13)	(j)(4) Threadneedle Code of Ethics, filed electronically on or about April 29, 2011, as Exhibit (p)(9) to Columbia Funds Variable Series Trust II PEA No. 15 to Registration Statement No. 333-146374, is incorporated by reference.

(14)	(a) Consent of Independent Registered Public Accounting Firm (Ernst & Young LLP) is incorporated by reference to PEA No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-170328), filed on December 29, 2010.

(14)	(b) Consent of Independent Registered Public Accounting Firm (PricewaterhouseCoopers LLP) is incorporated by reference to PEA No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-170328), filed on December 29, 2010.

(15)	Not applicable.

(16)	Trustees Power of Attorney to sign Amendments to this Registration Statement is incorporated by reference to PEA No. 2 to the Registrant’s Registration Statement on Form N-14 (File No. 333-170361), filed on July 22, 2011.

(17)	Not applicable.

Item 17. Undertakings

(1)	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The Registrant undertakes to file the opinion of counsel supporting the tax consequences of the proposed reorganization required by Item 16(12) through an amendment to this Registration Statement no later than a reasonable time after the closing of the transaction.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Columbia Funds Series Trust, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 20th day of September, 2011.

COLUMBIA FUNDS SERIES TRUST

By:	/S/ J. KEVIN CONNAUGHTON
Name: Title:	J. Kevin Connaughton President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/S/ J. KEVIN CONNAUGHTON J. Kevin Connaughton	President (Principal Executive Officer)	September 20, 2011

/S/ MICHAEL G. CLARKE Michael G. Clarke	Chief Financial Officer (Principal Financial Officer)	September 20, 2011

/S/ JOSEPH F. DIMARIA Joseph F. DiMaria	Chief Accounting Officer (Principal Accounting Officer)	September 20, 2011

/S/ STEPHEN R. LEWIS, JR.* Stephen R. Lewis, Jr.	Chairman of the Board	September 20, 2011

/S/ KATHLEEN A. BLATZ* Kathleen A. Blatz	Trustee	September 20, 2011

/S/ EDWARD J. BOUDREAU, JR.* Edward J. Boudreau, Jr.	Trustee	September 20, 2011

/S/ PAMELA G. CARLTON* Pamela G. Carlton	Trustee	September 20, 2011

/S/ WILLIAM P. CARMICHAEL* William P. Carmichael	Trustee	September 20, 2011

/S/ PATRICIA M. FLYNN* Patricia M. Flynn	Trustee	September 20, 2011

/S/ WILLIAM A. HAWKINS* William A. Hawkins	Trustee	September 20, 2011

/S/ R. GLENN HILLIARD* R. Glenn Hilliard	Trustee	September 20, 2011

/S/ JOHN F. MAHER* John F. Maher	Trustee	September 20, 2011

/S/ JOHN J. NAGORNIAK* John J. Nagorniak	Trustee	September 20, 2011

/S/ CATHERINE JAMES PAGLIA* Catherine James Paglia	Trustee	September 20, 2011

/S/ LEROY C. RICHIE* Leroy C. Richie	Trustee	September 20, 2011

/S/ ANTHONY M. SANTOMERO* Anthony M. Santomero	Trustee	September 20, 2011

/S/ MINOR M. SHAW* Minor M. Shaw	Trustee	September 20, 2011

/S/ ALISON TAUNTON-RIGBY* Alison Taunton-Rigby	Trustee	September 20, 2011

/S/ WILLIAM F. TRUSCOTT* William F. Truscott	Trustee	September 20, 2011

*By:	/S/ RYAN C. LARRENAGA
Ryan C. Larrenaga** Attorney-in-Fact September 20, 2011

**	Executed by Ryan C. Larrenaga on behalf of the Trustees pursuant to a Power of Attorney dated June 8, 2011 and incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-14 (File No. 333-170361), filed with the Commission on July 22, 2011.

Exhibit Index

Exhibit No.	Description

(4)	Agreement and Plan of Reorganization

(12)	Opinion of Counsel regarding certain tax matters